OTHER CURRENT LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($)
Other liabilities [Line Items]
Deferred Revenue		$ 12,374	$ 1,430
Other Liabilities, Current		15,875	140,630
Customer Advances, Current		0	$ 139,200
Contracts, Sold | contract			8
Other Sundry Liabilities, Current		3,501	$ 0
Proceeds from Sale of Newbuild Vessels		$ 0	139,200	$ 0
Fuel Efficient VLGC [Member]
Other liabilities [Line Items]
Proceeds from Sale of Newbuild Vessels	$ 139,200		$ 139,200